Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Investments
Debt securities, available for sale, at fair value		$ 10,539	$ 12,351
Total investments		10,539	12,351
Cash and cash equivalents		18,732	17,093
Accrued investment income		116	134
Reinsurance recoverable from affiliate		23,687	24,628
Assets on deposit		1,619,113	947,595
Premiums receivable, net		15	26
Net deferred tax asset		495	682
Receivable from affiliate		11,460	4,518
Other assets and receivables		415	268
Federal income taxes recoverable from affiliate		1,637	516
Separate Account Assets		20,221
Total assets		1,706,430	1,007,811
Liabilities
Claim and policy benefit reserves - life and health		21,506	21,537
Policyholder account balances		1,622,448	951,068
Unearned premiums			1
Payables to affiliates		6,196	2,480
Accounts payable and other liabilities		12,774	11,177
Separate account liabilities		20,221
Total liabilities		1,683,145	986,263
Stockholder's equity
Common stock		5,000	5,000
Additional paid in capital		10,500	10,500
Accumulated Other Comprehensive Income, net of tax		(323)	(225)
Retained earnings (deficit)		8,108	6,273
Total stockholder's equity		23,285	21,548
Commitments and contingencies	[1]
Total liabilities and stockholder's equity		$ 1,706,430	$ 1,007,811

[1]	See Note 11.